OTHER LONG-TERM LIABILITIES (Restated) (Tables)	12 Months Ended
Dec. 31, 2015
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2015	2014
	Restated	Restated
Pension obligations (see note 27)	36,279	38,670
Guarantees issued to Golar Partners (see note 31)	16,493	19,271
Other	1,308	1,849
	54,080	59,790